Note 14 - Investments in non-consolidated companies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of unconsolidated structured entities [line items]
Disclosure of unconsolidated structured entities [text block]
	Year ended December 31,
	2025	2024
At the beginning of the year	1,543,657	1,608,804
Translation differences	21,692	(47,840)
Equity in earnings of non-consolidated companies	58,038	8,548
Dividends and distributions declared	(62,022)	(71,212)
(Decrease) / increase in equity reserves and others	(153)	45,357
At the end of the year	1,561,212	1,543,657

Disclosure of detailed information about principal non-consolidated companies [text block]
		% ownership at December 31,		Book value at December 31,
Company	Country of incorporation	2025	2024	2025	2024
a) Ternium (*)	Luxembourg	11.46%	11.46%	1,375,115	1,377,911
b) Usiminas (**)	Brazil	3.96%	3.96%	108,574	102,812
c) Techgen	Mexico	22.00%	22.00%	73,936	59,782
Others				3,587	3,152
				1,561,212	1,543,657

(*)	At December 31, 2025 and 2024, the voting rights were 11.70%.
(**)	At December 31, 2025 and 2024, the voting rights were 6.76%.

Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Disclosure of detailed information about selected financial information [text block]
	Ternium
	2025	2024
Non-current assets	13,818,723	12,050,457
Current assets	9,796,368	11,078,090
Total assets	23,615,091	23,128,547
Non-current liabilities	3,533,136	3,157,819
Current liabilities	3,934,209	3,839,159
Total liabilities	7,467,345	6,996,978
Total equity	16,147,746	16,131,569
Non-controlling interests	4,203,446	4,163,383

Revenues	15,609,094	17,649,060
Gross profit	2,353,104	2,888,836
Net income / (loss) for the year attributable to shareholders' equity	425,232	(53,672)
Other comprehensive income attributable to shareholders' equity	80,913	211,817
Total comprehensive income attributable to shareholders' equity	506,145	158,145

Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Disclosure of detailed information about selected financial information [text block]
	Usiminas
	2025	2024
Non-current assets	3,431,865	3,623,996
Current assets	3,053,444	3,234,742
Total assets	6,485,309	6,858,738
Non-current liabilities	1,436,623	1,357,347
Current liabilities	741,224	772,412
Total liabilities	2,177,847	2,129,758
Total equity	4,307,462	4,728,980
Non-controlling interests	524,771	452,481

Revenues	4,696,469	4,800,787
Gross profit	390,533	308,043
Net loss for the year attributable to shareholders' equity	(550,447)	(27,084)
Other comprehensive income attributable to shareholders' equity	1,605	31,564
Total comprehensive (loss) / income attributable to shareholders' equity	(548,842)	4,480